Consolidated Statements of Changes in Stockholders' Equity (USD $) In Thousands, except Share data	Total USD ($)	Common Stock Outstanding [Member]	Common Stock [Member] USD ($)	Paid-in Capital [Member] USD ($)	Retained Earnings [Member] USD ($)	Unearned ESOP Shares [Member] USD ($)	Treasury Stock [Member] USD ($)	Accumulated Other Comprehensive Income (Loss) [Member] USD ($)
Balance (in value) at Jun. 30, 2011	$ 487,874		$ 7,274	$ 215,258	$ 317,354	$ (8,244)	$ (59,200)	$ 15,432
Balance (in shares) at Jun. 30, 2011			67,851,000
Net Income	5,078				5,078
Other comprehensive income (loss), net of income tax	8,164							8,164
ESOP shares committed to be released (145 shares)	1,367			(88)		1,455
Dividends contributed for payment of ESOP loan	160			160
Stock option expense	41			41
Treasury stock purchases (in shares)		(915,000)
Treasury stock purchases (in value)	(8,464)						(8,464)
Restricted stock plan shares earned	168			168
Cash dividends declared ($0.15/public share)	(2,321)				(2,321)
Cash dividends paid to Kearny MHC	(450)				(450)
Balance (in value) at Jun. 30, 2012	491,617		7,274	215,539	319,661	(6,789)	(67,664)	23,596
Balance (in shares) at Jun. 30, 2012			66,936,000
Net Income	6,506				6,506
Other comprehensive income (loss), net of income tax	(27,735)							(27,735)
ESOP shares committed to be released (145 shares)	1,431			(24)		1,455
Dividends contributed for payment of ESOP loan	(2)			(2)
Stock option expense	41			41
Treasury stock purchases (in shares)		(435,000)
Treasury stock purchases (in value)	(4,319)						(4,319)
Restricted stock plan shares earned	168			168
Balance (in value) at Jun. 30, 2013	467,707		7,274	215,722	326,167	(5,334)	(71,983)	(4,139)
Balance (in shares) at Jun. 30, 2013			66,501,000
Net Income	10,188				10,188
Other comprehensive income (loss), net of income tax	1,859							1,859
ESOP shares committed to be released (145 shares)	1,742			287		1,455
Stock option expense	81			81
Treasury stock purchases (in shares)		(395,000)
Treasury stock purchases (in value)	(4,135)						(4,135)
Treasury stock reissued for stock option exercises (in shares)		118,000
Treasury stock reissued for stock option exercises (in value)	1,495			145			1,350
Restricted stock plan shares earned	239			239
Issuance of stock to MHC for acquisition (in value)	15,500		104	15,396
Issuance of stock to MHC for acquisition (in shares)			1,044,000
Balance (in value) at Jun. 30, 2014	$ 494,676		$ 7,378	$ 231,870	$ 336,355	$ (3,879)	$ (74,768)	$ (2,280)
Balance (in shares) at Jun. 30, 2014			67,268,000